PROPERTY AND EQUIPMENT, NET - Schedule of Depreciation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Depreciation, Total	¥ 39,836	¥ 45,137	¥ 65,897
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Depreciation, Total	30,003	38,026	55,911
Selling and marketing expenses
PROPERTY AND EQUIPMENT, NET
Depreciation, Total	1,181	2,188	3,390
General and administrative expenses
PROPERTY AND EQUIPMENT, NET
Depreciation, Total	8,624	4,921	6,456
Research and development expenses
PROPERTY AND EQUIPMENT, NET
Depreciation, Total	¥ 28	¥ 2	¥ 140